Summary of Significant Accounting Policies - Income (Loss) per Share (Details) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Basic net income (loss) per share computation:
Net (Loss) Income	$ (224,706)	$ (1,301,788)	$ 1,291,894	$ (378,919)	$ (11,284,061)	$ (9,894)	$ (234,600)	$ (1,531,192)
Diluted net income (loss) per share computation:
Net (Loss) Income	$ (224,706)	$ (1,301,788)	$ 1,291,894	$ (378,919)	$ (11,284,061)	(9,894)	$ (234,600)	$ (1,531,192)
Adjusted weighted average shares - diluted					17,910,000			17,910,000
SHAPEWAYS, INC
Basic net income (loss) per share computation:
Net (Loss) Income					$ 1,573,000	$ (2,470,000)		$ (3,168,000)	$ (6,973,000)
Weighted average common shares - basic					21,655,829	20,571,122
Basic net income (loss) per share					$ 0.07	$ (0.12)
Diluted net income (loss) per share computation:
Net (Loss) Income					$ 1,573,000	$ (2,470,000)		$ (3,168,000)	$ (6,973,000)
Weighted average common shares					21,655,829	20,571,122
Incremental shares from assumed exercise of Preferred Stock warrants, convertible notes, and options					23,242,760
Adjusted weighted average shares - diluted					44,898,589	20,571,122
Diluted net income (loss) per share					$ 0.04	$ (0.12)